Document and Entity Information	May 23, 2025
Cover [Abstract]
Entity Registrant Name	TEXAS INSTRUMENTS INC
Entity Incorporation State Country Code	DE
Entity Address, State or Province	TX
Amendment Flag	false
Entity Central Index Key	0000097476
Document Type	8-K
Document Period End Date	May 23, 2025
Entity File Number	001-03761
Entity Tax Identification Number	75-0289970
Entity Address, Address Line One	12500 TI BOULEVARD
Entity Address, City or Town	DALLAS
Entity Address, Postal Zip Code	75243
City Area Code	(214)
Local Phone Number	479-3773
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $1.00
Trading Symbol	TXN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false